Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2015
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at January 31, 2015 and February 1, 2014. The Company did not have any transfers between Level 1 and Level 2 during 2014 or 2013.

		Fair Value Measurements
($ thousands)	Total	Level 1	Level 2	Level 3
Asset (Liability)

As of January 31, 2015:
Cash equivalents – money market funds	$35,533	$35,533	$—	$—
Non-qualified deferred compensation plan assets	2,904	2,904	—	—
Non-qualified deferred compensation plan liabilities	(2,904)	(2,904)	—	—
Deferred compensation plan liabilities for non-employee directors	(2,066)	(2,066)	—	—
Restricted stock units for non-employee directors	(8,857)	(8,857)	—	—
Performance share units	(5,147)	(5,147)	—	—
Derivative financial instruments, net	79	—	79	—
Secured convertible note	6,957	—	—	6,957

As of February 1, 2014:
Cash equivalents – money market funds	$41,236	$41,236	$—	$—
Non-qualified deferred compensation plan assets	2,191	2,191	—	—
Non-qualified deferred compensation plan liabilities	(2,191)	(2,191)	—	—
Deferred compensation plan liabilities for non-employee directors	(1,668)	(1,668)	—	—
Restricted stock units for non-employee directors	(7,769)	(7,769)	—	—
Performance share units	(2,300)	(2,300)	—	—
Derivative financial instruments, net	834	—	834	—

Schedule Of Fair Value Of Financial Instruments
The carrying amounts and fair values of the Company’s other financial instruments subject to fair value disclosures are as follows:

	January 31, 2015		February 1, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
($ thousands)
Long-term debt - Senior Notes	$199,197	$208,000	$199,010	$210,500